Revision to Previously Reported Financial Statements	12 Months Ended
Dec. 31, 2022
Revision to Previously Reported Financial Statements [Abstract]
Revision to Previously Reported Financial Statements

Note 2 — Revision to Previously Reported Financial Statements

The Company granted the underwriters a 45-day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 3,600,000 additional Class A common stock to cover over-allotments, if any, at the Initial Public Offering price, less underwriting discounts and commissions. On October 16, 2021, the over-allotment option expired unexercised as the underwriters did not exercise the over-allotment option. As a result, 900,000 Class B Shares were forfeited. The forfeiture of the Class B Shares was not properly adjusted on the balance sheet and statement of stockholders’ equity in previous financial statements. In addition, in the Company’s income tax footnote in its Annual Report on Form 10-K for the year ended December 31, 2021, its net operating loss and related deferred tax asset and offsetting valuation allowance were overstated due to a calculation error. The error had no impact on the reported balance sheet, statements of operation, statement of cash flows or statements of changes in stockholders’ deficit. See Note 10.

The Company’s management concluded that the financial statements included in the Annual 10-K filing for the year ended December 31, 2021 and the unaudited condensed financial statements included in the Quarterly Reports on Form 10-Qs for the period ended March 31, 2022, June 30, 2022 and September 30, 2022 contain a misstatement insofar as the Class B Shares were overstated on the balance sheet and statement of changes in stockholders’ deficit (the “Affected Period”) and that it is appropriate to revise the financial statements included in the Affected Periods in this Annual Report.

Impact of the Revision

The impact of the revision to the line items on the balance sheets and statements of changes in stockholders’ deficit for the affected periods are presented below. The revision had no impact on the statements of operations or the statements of cash flows. There was no impact on the Company’s total assets or total stockholders’ deficit as reported on the balance sheets.

Balance Sheet:

December 31, 2021:

As of December 31, 2021	As Previously Reported	Adjustment	As Revised
Class B common stock	$690	$(90)	$600
Accumulated deficit	$(21,395,266)	$90	$21,395,176
Shares of Class B common stock	6,900,000	(900,000)	6,000,000

March 31, 2022 (unaudited):

As of March 31, 2022	As Previously Reported	Adjustment	As Revised
Class B common stock	690	(90)	600
Accumulated deficit	(18,015,769)	90	(18,015,679)
Shares of Class B common stock	6,900,000	(900,000)	6,000,000

June 30, 2022 (unaudited):

As of June 30, 2022	As Previously Reported	Adjustment	As Revised
Class B common stock	$690	$(90)	$600
Accumulated deficit	(15,181,493)	90	(15,181,403)
Shares of Class B common stock	6,900,000	(900,000)	6,000,000

September 30, 2022 (unaudited):

As of September 30, 2022	As Previously Reported	Adjustment	As Revised
Class B common stock	$690	$(90)	$600
Accumulated deficit	(13,439,088)	90	(13,438,998)
Shares of Class B common stock	6,900,000	(900,000)	6,000,000

Statement of Changes in Stockholders’ Deficit:

	Common Stock								Accumulated Deficit				Total Shareholder’s Deficit
	Class A		Class B As Previously Reported		Class B Adjustment		Class B As revised		Additional Paid-in Capital	As Previously Reported	Adjustment	Revised
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance – April 20, 2021	—	$—	—	$—	—	$—	—	$—	$—	$—	$—	$—	$—
Issuance of Class B common stock to Sponsor	—	—	6,900,000	690	—	—	6,900,000	690	24,310	—	—	—	25,000
Excess of cash received over fair value of private placement warrants	—	—	—	—	—	—	—	—	3,219,000	—	—	—	3,219,000
Contributions from Sponsor upon transferring Founder Shares to anchor investors	—	—	—	—	—	—	—	—	3,199,500	—	—	—	3,199,500
Accretion on Class A common stock subject to possible redemption	—	—	—	—	—	—	—	—	(6,442,810)	(22,389,913)	—	(22,389,913)	(28,832,723)
Forfeiture of Class B common stock shares from Sponsor	—	—	—	—	(900,000)	(90)	(900,000)	(90)	—	—	90	90	—
Net income	—	—	—	—	—	—	—	—	—	994,647	—	994,647	994,647
Balance – December 31, 2021	—	—	6,900,000	690	(900,000)	(90)	6,000,000	600	—	(21,395,266)	90	(21,395,176)	(21,394,576)
Net income	—	—	—	—	—	—	—	—	—	3,379,497	—	3,379,497	3,379,497
Balance – March 31, 2022 (unaudited)	—	—	6,900,000	690	(900,000)	(90)	6,000,000	600	—	(18,015,769)	90	(18,015,679)	(18,015,079)
Net income	—	—	—	—	—	—	—	—	—	2,834,276	—	2,834,276	2,834,276
Balance – June 30, 2022 (unaudited)	—	—	6,900,000	690	(900,000)	(90)	6,000,000	600	—	(15,181,493)	90	(15,181,403)	(15,180,803)
Increase in redemption value of Class A ordinary shares subject to possible redemption	—	—	—	—	—	—	—	—	—	(648,626)	—	(648,626)	(648,626)
Net income	—	—	—	—	—	—	—	—	—	2,391,031	—	2,391,031	2,391,031
Balance – September 30, 2022 (unaudited)	—	$—	6,900,000	$690	(900,000)	$(90)	6,000,000	$600	$—	$(13,439,088)	$90	$(13,438,998)	$(13,438,398)